FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       July 7, 2005


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:	$75,530


List of Other Included Managers:

NONE

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							FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP   (x$1000)     PRN AMT PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE

ACACIA RESH CORP            COM           3881307        569     120000  SH       sole       n/a      120000    0     0
AQUILINE RES INC            COM          03839N100      1125    1000000  SH       sole       n/a     1000000    0     0
CALGON CARBON CORP          COM          129603106       885     100000  SH       sole       n/a      100000    0     0
CAPSTONE GOLD CORP          COM          14067U104       318     500000  SH       sole       n/a      500000    0     0
CARDERO RES CORP            COM          14140U105      1040     400000  SH       sole       n/a      400000    0     0
CASH MINERALS LTD           COM          14754N108       245    1000000  SH       sole       n/a     1000000    0     0
CERADYNE INC                COM          156710105       241      10000  SH       sole       n/a       10000    0     0
CHENIERE ENERGY INC         COM          16411R208     10263     330000  SH       sole       n/a      330000    0     0
CHINA MENGNIU DAIRY CO LTD  COM          573931NZ1      1988    3000000  SH       sole       n/a     3000000    0     0
CONTANGO OIL & GAS CO.      COM          21075N204      1840     200000  SH       sole       n/a      200000    0     0
CRYSTALLEX INTL CORP        COM          22942F101       900     250000  SH       sole       n/a      250000    0     0
DATATRAK INTL INC           COM          238134100      6495     375000  SH       sole       n/a      375000    0     0
EAST ASIA MINERALS CORP     COM          270541105       528     900000  SH       sole       n/a      900000    0     0
ENDWAVE CORP                COM          29264A206      1428      30000  SH       sole       n/a       30000    0     0
ENERGY METALS CORP          COM          29271B106       391     200000  SH       sole       n/a      200000    0     0
EVERGREEN SOLAR INC         COM          30033R108      9645    1500000  SH       sole       n/a     1500000    0     0
FRONTEER DEV GROUP          COM          35903Q106      1728     900000  SH       sole       n/a      900000    0     0
GATEWAY GOLD CORP           COM          36761P107       285     350000  SH       sole       n/a      350000    0     0
IMA EXPLORATION INC         COM          449664101        81      31100  SH       sole       n/a       31100    0     0
INTL KRL RES CORP           COM          45972T105        82     500000  SH       sole       n/a      500000    0     0
KFX INC                     COM          48245L107       715      50000  SH       sole       n/a       50000    0     0
LEUCADIA NATL CORP          COM          527288104      1932      50000  SH       sole       n/a       50000    0     0
MAJOR DRILLING GROUP        COM          560909103      4933     500000  SH       sole       n/a      500000    0     0
MEDIS TECHNOLOGIES LTD      COM          58500P107      1079      65000  SH       sole       n/a       65000    0     0
NOVAGOLD RES INC            COM          66987E206      3820     500000  SH       sole       n/a      500000    0     0
OXIANA LTD                  COM           6397825       3382    5000000  SH       sole       n/a     5000000    0     0
PYR ENERGY                  COM          693677106       435     300000  SH       sole       n/a      300000    0     0
SASOL LTD                   SPONS ADR    803866300      9443     350000  SH       sole       n/a      350000    0     0
SOLARWORLD AG               COM           5819869       1088      12400  SH       sole       n/a       12400    0     0
SONIC ENVIRONMENTAL SOL     COM          00100S107      1052     600000  SH       sole       n/a      600000    0     0
STREETTRACKS GOLD TRUST     ETF          863307104      6950     160000  SH       sole       n/a      160000    0     0
SULPHCO INC                 COM          865378103       185      50000  SH       sole       n/a       50000    0     0
TEEKAY SHIPPING CORP        COM          Y8564W103       439      10000  SH       sole       n/a       10000    0     0

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